Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	May 15, 2012	May 15, 2012 Term Loan Credit Facility - EUR [Member]	Jan. 23, 2013 Subsequent Event [Member]	Jan. 23, 2013 Subsequent Event [Member]	Jan. 23, 2013 Subsequent Event [Member]	Jan. 23, 2013 Subsequent Event [Member] Term Loan Credit Facility - EUR [Member]
Subsequent Event [Line Items]
Interest rate reduction	(1.00%)	(0.75%)		(0.75%)	(0.75%)	(0.75%)
Loan fee			$ 2